Subsequent Events (Details) - Revolving Credit Facility - Line of Credit - USD ($) $ in Millions	Mar. 25, 2022	Oct. 28, 2020
Subsequent Event | Financial Guarantee
Subsequent Event [Line Items]
Cap amount	$ 15.0
Outstanding amount	10.0
Adams Street Capital Agreement
Subsequent Event [Line Items]
Credit amount		$ 5.0
Adams Street Capital Agreement | Subsequent Event
Subsequent Event [Line Items]
Credit amount	$ 25.0
Commitment fee percentage	2.00%
First Covenant | Adams Street Capital Agreement | Eurocurrency Rate
Subsequent Event [Line Items]
Interest rate	6.00%
First Covenant | Adams Street Capital Agreement | Subsequent Event
Subsequent Event [Line Items]
Current borrowing capacity	$ 5.0
First Covenant | Adams Street Capital Agreement | Subsequent Event | Base Rate
Subsequent Event [Line Items]
Interest rate	5.00%
Second Covenant | Adams Street Capital Agreement | Subsequent Event
Subsequent Event [Line Items]
Current borrowing capacity	$ 5.0
Second Covenant | Adams Street Capital Agreement | Subsequent Event | Eurocurrency Rate
Subsequent Event [Line Items]
Interest rate	7.50%
Second Covenant | Adams Street Capital Agreement | Subsequent Event | Base Rate
Subsequent Event [Line Items]
Interest rate	6.50%